ACQUISITIONS AND DISPOSITIONS (Details) $ / shares in Units, CAD in Millions, $ in Millions						1 Months Ended			12 Months Ended			24 Months Ended
	Dec. 03, 2015 CAD	Apr. 01, 2015 USD ($)	Nov. 26, 2014 CAD	Oct. 01, 2014 USD ($)	Apr. 15, 2014 CAD	Jul. 31, 2013 USD ($)	May. 31, 2013 CAD shares	May. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD facility	Dec. 31, 2013 CAD facility	Dec. 31, 2014 facility	Dec. 30, 2015	Dec. 04, 2015	Dec. 02, 2015	Apr. 30, 2013
ACQUISITIONS AND DISPOSITIONS
Proceeds from sale of assets, net of transaction costs (Note 25)									CAD 0	CAD 196	CAD 0
Gain (loss) on disposal									(125)	117	0
Contributions made to equity investments									493	256	163
Purchase price									236	CAD 241	CAD 216
Gas Pacifico and INNERGY | Disposal group, not discontinued operations
ACQUISITIONS AND DISPOSITIONS
Ownership interest			30.00%
Proceeds from sale of assets, net of transaction costs (Note 25)			CAD 9
Gain (loss) on disposal			9
Proceeds from sale of assets, net of tax			CAD 8
Cancarb Limited | Disposal group, not discontinued operations
ACQUISITIONS AND DISPOSITIONS
Proceeds from sale of assets, net of transaction costs (Note 25)					CAD 190
Gain (loss) on disposition, gross					108
Gain (loss) on disposition, net of tax					CAD 99
Gas Transmission Northwest LLC | Natural Gas
ACQUISITIONS AND DISPOSITIONS
Ownership interest before transaction						45.00%
Ontario solar projects | Energy
ACQUISITIONS AND DISPOSITIONS
Number of facilities acquired | facility										4	4	8
Purchase price									CAD 457	CAD 241	CAD 216
Term of contract to sell solar power									20 years
TC PipeLines, LP
ACQUISITIONS AND DISPOSITIONS
Number of common units sold in an underwritten public offering (in shares) | shares							8,855,000	8,855,000
Price per common unit issued (in dollars per unit) | $ / shares								$ 43.85
Gross proceeds from public offering | $								$ 388
Net proceeds from issuance of common units | $								373
Capital contribution made to maintain general partnership interest | $								$ 8
General partnership interest							2.00%	2.00%
Ownership interest in subsidiary							28.90%	28.90%	28.00%	28.30%	28.90%	28.30%				33.30%
After-tax dilution gain recorded in additional paid-in capital							CAD 29
Pre-tax dilution gain recorded in additional paid-in capital as a result of decrease in ownership interest							CAD 47
Gas Transmission Northwest | Disposal group, disposed of by sale, not discontinued operations | Natural Gas
ACQUISITIONS AND DISPOSITIONS
Ownership interest before transaction		30.00%
Total consideration | $		$ 457
Cash received | $		264
Assumption of debt by purchaser | $		98
Gas Transmission Northwest | Disposal group, disposed of by sale, not discontinued operations | Natural Gas | Class B units
ACQUISITIONS AND DISPOSITIONS
Receipt of new units | $		$ 95
Bison LLC | Natural Gas
ACQUISITIONS AND DISPOSITIONS
Ownership interest before transaction				30.00%
Cash received | $				$ 215
GTN LLC and Bison LLC | Natural Gas
ACQUISITIONS AND DISPOSITIONS
Cash received | $						$ 1,050
Long-term debt included in aggregate purchase price | $						$ 146
Percentage of acquired long-term debt						45.00%
Bruce Power
ACQUISITIONS AND DISPOSITIONS
Ownership interest									48.50%					48.50%
Bruce Power | Energy
ACQUISITIONS AND DISPOSITIONS
Ownership interest									48.50%
Bruce B
ACQUISITIONS AND DISPOSITIONS
Ownership interest	46.50%												31.60%		31.60%
Additional ownership acquired	14.89%
Contributions made to equity investments	CAD 236
Bruce A
ACQUISITIONS AND DISPOSITIONS
Ownership interest													48.90%		48.90%